CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 155,205	$ 204,648			$ 60,004
Short-term investments	228,408	145,636			2,199
Accounts receivable, net	13,469	13,979			11,863
Inventories, net	20,894	18,132			14,987
Prepaid and other current assets	12,043	22,319			12,918
Total current assets	430,019	404,714			101,971
Property, plant and equipment, net	15,541	16,805			26,278
Goodwill	1,189	1,189			1,189
Intangible assets, net	531	627			982
Contract assets	10,378	8,440			0
Other assets	19,934	937			5,755
Total assets	477,592	432,712			136,175
Current liabilities:
Accounts payable	3,815	7,721			6,923
Accrued expense and other current liabilities	30,187	50,349			31,160
Contract liabilities	9,388	7,323	$ 7,323		18,261
Total current liabilities	43,390	65,393			56,344
Long-term tax liabilities	566	569			1,360
Other long-term liabilities	41,959	25,927			2,225
Total liabilities	85,915	91,889			59,929
Commitments and contingencies (Note 15)
Stockholders' Equity:
Preferred stock, $0.0001 par value; 25,000,000 shares authorized, zero shares issued and outstanding	0	0			0
Common stock, $0.0001 par value; 2,250,000,000 shares authorized; 175,912,194 and 137,911,975 shares issued and outstanding as of December 31, 2020 and 2019, respectively	19	18			14
Additional paid-in capital	746,824	656,717			240,464
Accumulated other comprehensive loss	(252)	(230)			(216)
Accumulated deficit	(354,914)	(315,682)			(164,016)
Total stockholders' equity	391,677	340,823		$ 52,880	76,246	$ 93,615	$ 111,479
Total liabilities and stockholders' equity	$ 477,592	$ 432,712			$ 136,175